Related party transactions - Financial Transactions With Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Deposits	$ 9,452,241,000	$ 9,536,458,000
Asset management revenue	25,603,000	24,711,000	$ 21,106,000
Custody and other administration services revenue	9,262,000	8,149,000	8,883,000
Wholly-owned subsidiary
Related Party Transaction [Line Items]
Loans outstanding	10,200,000	10,500,000
Deposits	400,000	600,000
Asset Management Arrangement | Wholly-owned subsidiary
Related Party Transaction [Line Items]
Investment in subsidiaries	6,200,000	6,600,000
Unrealized gain on trading investments	1,200,000	1,600,000
Loans outstanding	1,800,000	0
Deposits	36,700,000	200,000
Asset management revenue	9,400,000	7,700,000	5,700,000
Custody and other administration services revenue	1,400,000	1,000,000	1,000,000
Other income	$ 900,000	$ 100,000	$ 100,000